SP SmallCap 600 Pure Growth Fund Expense Example - Class A and Class C [Member] - SP SmallCap 600 Pure Growth Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 332
Expense Example, with Redemption, 3 Years	726
Expense Example, with Redemption, 5 Years	1,246
Expense Example, with Redemption, 10 Years	2,672
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	625
Expense Example, with Redemption, 3 Years	951
Expense Example, with Redemption, 5 Years	1,300
Expense Example, with Redemption, 10 Years	$ 2,281